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QUARTERLY REPORT

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$221,251,074
TOTAL NET ASSETS - 100.00%	$221,251,074

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Natixis	Tesla, Inc.	Receive	OBFR01(B) +500bps	Monthly	4/13/2026	$78,364,528	$(7,838,054)
TD Cowen	Tesla, Inc.	Receive	OBFR01(B) +300bps	Monthly	4/30/2026	3,565,826	1,907,744
CF Secured, LLC	Tesla, Inc.	Receive	OBFR01(B) +350bps	Monthly	8/10/2026	65,221,307	(9,828,814)
Wells Fargo	Tesla, Inc.	Receive	OBFR01(B) +275bps	Monthly	8/11/2026	147,318,205	(23,553,988)
Clear Street Derivatives, LLC.	Tesla, Inc.	Receive	OBFR01(B) +400bps	Quarterly	8/26/2026	5,432,383	(705,317)
Clear Street Derivatives, LLC.	Tesla, Inc.	Receive	OBFR01(B) +300bps	Quarterly	12/15/2026	74,114,311	(5,763,232)
Marex Prime Services	Tesla, Inc.	Receive	OBFR01(B) +200bps	Monthly	12/7/2027	68,229,136	(7,722,002)
TOTAL RETURN SWAP CONTRACTS						$442,245,696	$(53,503,663)

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(53,503,663)	$—	$(53,503,663)
	$—	$(53,503,663)	$—	$(53,503,663)